Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 18, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 18, 2015
Prospectus Date	rr_ProspectusDate	Dec. 31, 2014
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated September 18, 2015
to the Statutory Prospectus dated December 31, 2014
(as supplemented on January 9, 2015, February 2, 2015,
March 13, 2015, June 12, 2015 and August 24, 2015)

This supplement updates information contained in the Statutory Prospectus. Please retain this supplement for future reference.

Global Multi-Strategy Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL MULTI-STRATEGY FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the Principal Investment Strategies section, replace the Global Macro paragraph with the following:

Global Macro. Global macro strategies seek to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions, across a broad spectrum of assets. This strategy provides long and short exposure to developed country equities, currencies, bonds, and interest rates. The Fund may invest in money market funds to support its derivative positions in such investments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
In the Principal Risks section, add the following to the alphabetical list of principal risks for the fund:

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.